Effective Income Tax Rate (Detail)	0 Months Ended	12 Months Ended
	Jul. 22, 2013	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory rate		34.00%
State		4.00%
Impairment of goodwill		(43.00%)
Tax benefit, discontinued operations		(3.00%)
Deferred taxes, reverse acquisition		(4.00%)
Other		(6.00%)
Effective income tax rate	38.00%	(18.00%)